Shareholder Report, Holdings (Details)	Jun. 30, 2025
DGI Balanced Fund | Class A | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
DGI Balanced Fund | Class A | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	34.40%
DGI Balanced Fund | Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
DGI Balanced Fund | Class A | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
DGI Balanced Fund | Class A | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
DGI Balanced Fund | Class A | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
DGI Balanced Fund | Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
DGI Balanced Fund | Class A | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	23.00%
DGI Balanced Fund | Class A | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
DGI Balanced Fund | Class A | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.80%
DGI Balanced Fund | Class A | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
DGI Balanced Fund | Class A | Vanguard FTSE Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
DGI Balanced Fund | Class A | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
DGI Balanced Fund | Class A | Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
DGI Balanced Fund | Class A | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
DGI Balanced Fund | Class A | Government National Mortgage Association Series 626934
Holdings [Line Items]
Percent of Net Asset Value	2.20%
DGI Balanced Fund | Class A | Government National Mortgage Association Series 626941
Holdings [Line Items]
Percent of Net Asset Value	1.30%
DGI Balanced Fund | Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%
DGI Balanced Fund | Class A | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	36.00%
DGI Balanced Fund | Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
DGI Balanced Fund | Class A | Common Stocks
Holdings [Line Items]
Percent of Total Investments	3.30%
DGI Balanced Fund | Class C | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
DGI Balanced Fund | Class C | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	34.40%
DGI Balanced Fund | Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
DGI Balanced Fund | Class C | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
DGI Balanced Fund | Class C | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
DGI Balanced Fund | Class C | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
DGI Balanced Fund | Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
DGI Balanced Fund | Class C | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	23.00%
DGI Balanced Fund | Class C | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
DGI Balanced Fund | Class C | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.80%
DGI Balanced Fund | Class C | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
DGI Balanced Fund | Class C | Vanguard FTSE Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
DGI Balanced Fund | Class C | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
DGI Balanced Fund | Class C | Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
DGI Balanced Fund | Class C | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
DGI Balanced Fund | Class C | Government National Mortgage Association Series 626934
Holdings [Line Items]
Percent of Net Asset Value	2.20%
DGI Balanced Fund | Class C | Government National Mortgage Association Series 626941
Holdings [Line Items]
Percent of Net Asset Value	1.30%
DGI Balanced Fund | Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%
DGI Balanced Fund | Class C | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	36.00%
DGI Balanced Fund | Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
DGI Balanced Fund | Class C | Common Stocks
Holdings [Line Items]
Percent of Total Investments	3.30%
DGI Balanced Fund | Class I | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
DGI Balanced Fund | Class I | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	34.40%
DGI Balanced Fund | Class I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
DGI Balanced Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
DGI Balanced Fund | Class I | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
DGI Balanced Fund | Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
DGI Balanced Fund | Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
DGI Balanced Fund | Class I | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	23.00%
DGI Balanced Fund | Class I | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
DGI Balanced Fund | Class I | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.80%
DGI Balanced Fund | Class I | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
DGI Balanced Fund | Class I | Vanguard FTSE Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
DGI Balanced Fund | Class I | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
DGI Balanced Fund | Class I | Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
DGI Balanced Fund | Class I | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
DGI Balanced Fund | Class I | Government National Mortgage Association Series 626934
Holdings [Line Items]
Percent of Net Asset Value	2.20%
DGI Balanced Fund | Class I | Government National Mortgage Association Series 626941
Holdings [Line Items]
Percent of Net Asset Value	1.30%
DGI Balanced Fund | Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%
DGI Balanced Fund | Class I | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	36.00%
DGI Balanced Fund | Class I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
DGI Balanced Fund | Class I | Common Stocks
Holdings [Line Items]
Percent of Total Investments	3.30%
DGI Balanced Fund | Class NT | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
DGI Balanced Fund | Class NT | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	34.40%
DGI Balanced Fund | Class NT | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
DGI Balanced Fund | Class NT | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
DGI Balanced Fund | Class NT | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
DGI Balanced Fund | Class NT | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
DGI Balanced Fund | Class NT | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
DGI Balanced Fund | Class NT | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	23.00%
DGI Balanced Fund | Class NT | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
DGI Balanced Fund | Class NT | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.80%
DGI Balanced Fund | Class NT | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
DGI Balanced Fund | Class NT | Vanguard FTSE Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
DGI Balanced Fund | Class NT | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
DGI Balanced Fund | Class NT | Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
DGI Balanced Fund | Class NT | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
DGI Balanced Fund | Class NT | Government National Mortgage Association Series 626934
Holdings [Line Items]
Percent of Net Asset Value	2.20%
DGI Balanced Fund | Class NT | Government National Mortgage Association Series 626941
Holdings [Line Items]
Percent of Net Asset Value	1.30%
DGI Balanced Fund | Class NT | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%
DGI Balanced Fund | Class NT | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	36.00%
DGI Balanced Fund | Class NT | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
DGI Balanced Fund | Class NT | Common Stocks
Holdings [Line Items]
Percent of Total Investments	3.30%
DGI Balanced Fund | Class P | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
DGI Balanced Fund | Class P | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	34.40%
DGI Balanced Fund | Class P | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
DGI Balanced Fund | Class P | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
DGI Balanced Fund | Class P | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
DGI Balanced Fund | Class P | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
DGI Balanced Fund | Class P | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
DGI Balanced Fund | Class P | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	23.00%
DGI Balanced Fund | Class P | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
DGI Balanced Fund | Class P | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.80%
DGI Balanced Fund | Class P | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
DGI Balanced Fund | Class P | Vanguard FTSE Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
DGI Balanced Fund | Class P | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
DGI Balanced Fund | Class P | Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
DGI Balanced Fund | Class P | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
DGI Balanced Fund | Class P | Government National Mortgage Association Series 626934
Holdings [Line Items]
Percent of Net Asset Value	2.20%
DGI Balanced Fund | Class P | Government National Mortgage Association Series 626941
Holdings [Line Items]
Percent of Net Asset Value	1.30%
DGI Balanced Fund | Class P | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%
DGI Balanced Fund | Class P | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	36.00%
DGI Balanced Fund | Class P | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
DGI Balanced Fund | Class P | Common Stocks
Holdings [Line Items]
Percent of Total Investments	3.30%
DGI Balanced Fund | Class T | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
DGI Balanced Fund | Class T | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	34.40%
DGI Balanced Fund | Class T | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
DGI Balanced Fund | Class T | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
DGI Balanced Fund | Class T | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
DGI Balanced Fund | Class T | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
DGI Balanced Fund | Class T | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
DGI Balanced Fund | Class T | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	23.00%
DGI Balanced Fund | Class T | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
DGI Balanced Fund | Class T | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.80%
DGI Balanced Fund | Class T | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
DGI Balanced Fund | Class T | Vanguard FTSE Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
DGI Balanced Fund | Class T | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
DGI Balanced Fund | Class T | Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
DGI Balanced Fund | Class T | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
DGI Balanced Fund | Class T | Government National Mortgage Association Series 626934
Holdings [Line Items]
Percent of Net Asset Value	2.20%
DGI Balanced Fund | Class T | Government National Mortgage Association Series 626941
Holdings [Line Items]
Percent of Net Asset Value	1.30%
DGI Balanced Fund | Class T | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%
DGI Balanced Fund | Class T | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	36.00%
DGI Balanced Fund | Class T | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
DGI Balanced Fund | Class T | Common Stocks
Holdings [Line Items]
Percent of Total Investments	3.30%